Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	In associates	Musical Label Partners	Share Capital	Additional Paid-In Capital	Additional Paid-In Capital In associates	Additional Paid-In Capital Musical Label Partners	Other Reserves	Other Reserves In associates	(Accumulated Deficits)/ Retained Earnings	Total Attributable to Equity Holders of the Company	Total Attributable to Equity Holders of the Company In associates	Total Attributable to Equity Holders of the Company Musical Label Partners	Non-Controlling Interests	Non-Controlling Interests In associates
Beginning balance at Dec. 31, 2015	¥ 456			¥ 1				¥ 577		¥ (122)	¥ 456
Comprehensive Income
Profit for the year	85									82	82			¥ 3
Currency translation differences	42							42			42
Total Comprehensive income	127							42		82	124			3
Issuance of ordinary shares for the reverse acquisition	17,999			1	¥ 17,992						17,993			6
Issuance of ordinary shares	2,071				2,071						2,071
Deemed contribution (distribution) arising from carve out of Tencent PRC Music Business	(189)							(189)			(189)
Share-based compensation-value of employee services	170							170			170
Appropriation to statutory reserve								17		(17)
Total transactions with equity holders at their capacity as equity holders for the year	20,051			1	20,063			(2)		(17)	20,045			6
Ending balance at Dec. 31, 2016	20,634			2	20,063			617		(57)	20,625			9
Comprehensive Income
Profit for the year	1,319									1,326	1,326			(7)
Currency translation differences	(143)							(143)			(143)
Total Comprehensive income	1,176							(143)		1,326	1,183			(7)
Deemed contribution (distribution) arising from carve out of Tencent PRC Music Business	20							20			20
Issuance of ordinary shares in exchange for equity investments	7,547				7,547						7,547
Distribution to Tencent	(3,774)				(3,774)						(3,774)
Share-based compensation-value of employee services	362							362			362
Share-based compensation - proceeds from shares issued	79				79						79
Capital contribution from non-controlling interests	5													5
Business combination	99							99			99
Appropriation to statutory reserve								42		(42)
Total transactions with equity holders at their capacity as equity holders for the year	4,338				3,852			523		(42)	4,333			5
Ending balance at Dec. 31, 2017	26,148			2	23,915			997		1,227	26,141			7
Comprehensive Income
Profit for the year	1,832									1,833	1,833			(1)
Fair value changes on financial assets at fair value through other comprehensive income	(675)							(675)			(675)
Currency translation differences	552							552			552
Total Comprehensive income	1,709							(123)		1,833	1,710			(1)
Issuance of ordinary shares	2,433	¥ 241	¥ 2,905		2,433	¥ 1,027	¥ 2,905		¥ (827)		2,433	¥ 200	¥ 2,905		¥ 41
Share-based compensation-value of employee services	840							840			840
Issuance of ordinary shares upon initial public offering	3,496				3,496						3,496
Additional investment in a non-wholly owned subsidiary								(4)			(4)			4
Appropriation to statutory reserve								20		(20)
Total transactions with equity holders at their capacity as equity holders for the year	9,915				9,861			29		(20)	9,870			45
Ending balance at Dec. 31, 2018	¥ 37,772			¥ 2	¥ 33,776			¥ 903		¥ 3,040	¥ 37,721			¥ 51